Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	561-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon	Vero Beach, FL		January 7, 2002

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$258,699

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AES CORP
COM
00130H105
4075
249220
249220
249220
D
AMERICAN INTERNATIONAL GP
COM
026874107
11092
139696
139696
139696
D
ANHEUSER BUSCH COS
COM
035229103
6887
152330
152330
152330
D
AUTOMATIC DATA PROCESSING
COM
053015103
10339
175530
175530
175530
D
BANCO SANTANDER CENT HISP
COM
05964H105
7528
907029
907029
907029
D
BELLSOUTH CORP
COM
079860102
481
12611
12611
12611
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
582
11417
11417
11417
D
CISCO SYSTEMS
COM
17275R102
6612
365077
365077
365077
D
CITIGROUP, INC.
COM
172967101
13927
275886
275886
275886
D
DISNEY, WALT
COM
254687106
7423
358255
358255
358255
D
DUKE POWER
COM
264399106
7800
198665
198665
198665
D
ELECTRONIC DATA SYSTEMS
COM
285661104
4182
61000
61000
61000
D
EMC CORP
COM
268648102
3211
238915
238915
238915
D
ERICSSON LM TEL - ADR
COM
294821400
4070
779780
779780
779780
D
EXXON MOBIL CORP
COM
30231G102
11852
301585
301585
301585
D
GENERAL ELECTRIC
COM
369604103
12359
308364
308364
308364
D
GOLDMAN SACHS
COM
38141G104
6994
75410
75410
75410
D
HARBOR FLORIDA BANCSHARES
COM
411901101
252
14800
14800
14800
D
HARLEY DAVIDSON
COM
412822108
6869
126475
126475
126475
D
INTEL
COM
458140100
10302
327560
327560
327560
D
JOHNSON & JOHNSON
COM
478160104
11282
190894
190894
190894
D
MCGRAW HILL CO'S
COM
580645109
3170
51980
51980
51980
D
MEDTRONIC INC
COM
585055106
8782
171484
171484
171484
D
MERCK & CO.
COM
589331107
9048
153874
153874
153874
D
MICROSOFT
COM
594918104
12124
183009
183009
183009
D
NORTHERN TRUST
COM
665859104
3599
59760
59760
59760
D
ORACLE CORP
COM
68389X105
5542
401305
401305
401305
D
PEPSICO
COM
713448108
9085
186595
186595
186595
D
PFIZER INC
COM
717081103
10259
257433
257433
257433
D
PROCTOR & GAMBLE
COM
742718109
7087
89565
89565
89565
D
ROYAL DUTCH PETROL.
COM
780257804
745
15200
15200
15200
D
SCHERING PLOUGH CORP
COM
806605101
462
12915
12915
12915
D
SIGMA ALDRICH
COM
826552101
4861
123355
123355
123355
D
STATE STREET CORP
COM
857477103
10985
210235
210235
210235
D
TYCO INTL
COM
902124106
8726
148150
148150
148150
D
UNITED PARCEL SERVICE
COM
911312106
6127
112415
112415
112415
D
VIACOM CL B
COM
925524308
9237
209223
209223
209223
D
WAL-MART
COM
931142103
741
12884
12884
12884








S
REPORT SUMMARY
38
RECORDS
258699

0
OTHER MGRS